Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables, reserve	$ 59	$ 50
Treasury stock, shares	24,715,473	25,064,280
Class A [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000	20,000
Common stock, shares issued	9,000	9,000
Common stock, shares outstanding	9,000	9,000
Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	129,505,456	129,505,456